Summary of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	$ 111,320	$ 98,119	$ 219,373	$ 191,089
Other revenues	9,804	8,894	19,139	17,399
Total operating revenues	121,265	107,222	238,831	208,966
Property operating expenses	78,494	71,358	154,588	139,837
Interest expense	14,159	12,577	28,190	25,253
(Loss) income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	32,496	14,056	33,189	24,486
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	1,984	5,341	4,317	11,143
Other revenues	129	514	296	1,085
Total operating revenues	2,113	5,855	4,613	12,228
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
(Loss) income from discontinued operations before gain on sale			1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations			(5)	(56)
Gain on sale of discontinued operations			31,780	22,382
Income from discontinued operations	$ 32,496	$ 14,056	$ 33,189	$ 24,486